                                  AIM ADVISOR
                                 MULTIFLEX FUND

[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                   JUNE 30, 1998

                  --------------------------------------------

                                   AIM ADVISOR
                                 MULTIFLEX FUND

                              For shareholders who

                            seek a high total return

                            from five different types

                                of investments--

                                large-cap stocks,

                                small-cap stocks,

                        international stocks, real estate

                                  securities,

                          and fixed-income securities.

                  --------------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Advisor MultiFlex Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class B shares have been offered for less that one year (since 3/03/98), all total return figures for Class B shares reflect cumulative total return that has not been annualized.
o The Fund's average annual total returns, including sales charges, for the periods ended 6/30/98 are as follows: For Class A shares, one year, 7.26%; since inception (12/31/96), 12.56%. For Class B shares, cumulative total return since inception (3/3/98), -3.71%. For Class C shares, one year, 11.60%; since inception (11/17/93), 13.12%.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
           ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
           ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
         ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
              INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


           This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter



                   Dear Fellow Shareholder:

                   When we last reported to you, for the fiscal year ended
 [PHOTO OF         December 31, 1997, equity markets worldwide were still shaken
 Charles T.        by the financial crisis in Asia. By June 30, 1998, the end of
   Bauer,          this six-month reporting period, most markets had recovered
Chairman of        nicely, with domestic equities producing generous returns and
the Board of       European markets outpacing the U.S. Only Asian markets
  THE FUND         remained in the doldrums. High-quality bonds have turned in a
APPEARS HERE]      solid performance with generous real returns.
                        Good economic news has been arriving almost daily.
                   Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest.
                   The economic fundamentals in the U.S. appear sound, and we at AIM remain cautiously optimistic that the current economic expansion may continue for the foreseeable future although market valuations are high compared to historical standards.
                        By the close of this reporting period, markets had become less ebullient. Equities had declined slightly from the heights reached earlier in the period. Many participants in the U.S. equity markets voiced concern about prices that continued rising despite slowing earnings growth, especially for larger companies. The performance of European markets had exceeded everyone's expectations. Asia's economic woes, especially the continuing recession in Japan, which markets had shrugged off for a while, seemed more troublesome as the reporting period closed.
    In the face of such uncertainty, the best course for investors is to remain realistic. We are now in the fourth year of unprecedented market advances, with equities having the potential to produce returns above 30% again. We have never experienced this before, and it may have fostered unrealistic expectations among investors, who would do well to remember that the long-term average return for equities is closer to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with market shifts because different asset classes and different national markets tend to move independently of one another. Your financial consultant remains your best source of information about how to allocate your investments based on your goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Shortly before the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--Registered Trademark--.
    This transaction gives you, our shareholders, access to a greater variety of investment choices. A complete list of the funds now included in The AIM Family of Funds--Registered Trademark-- appears on the back cover of this report. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.
    The transaction also helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue enlarging both the scope of our fund offerings and our menu of services for our shareholders. AIM continuously reviews its products and services with a view to enhancing our ability to help shareholders meet their investment goals.

YOUR FUND MANAGERS COMMENT
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                 ----------------------------------------------

                          A well-diversified portfolio

                            is still one of the most

                         effective tools for coping with

                              market shifts because

                           different asset classes and

                         different national markets tend

                              to move independently

                                 of one another.

                 ----------------------------------------------

The Managers' Overview


FUND CONTENDS WITH NARROW STOCK,
BOND MARKETS


A roundtable discussion with the Fund management team for AIM Advisor MultiFlex Fund for the six months ended June 30, 1998.
--------------------------------------------------------------------------------

Q. FINANCIAL MARKETS WERE PRETTY NARROW DURING THE REPORTING PERIOD. HOW DID AIM ADVISOR MULTIFLEX FUND PERFORM?

A. Markets favoring large-cap growth stocks and high-quality bonds created a difficult environment for a Fund that diversifies into five different asset classes. For the six months ended June 30, 1998, cumulative total return for Class A and C shares was 5.75% and 5.35%, respectively. Class B shares commenced sales on March 3, 1998, and had a cumulative total return of 1.29%.

Q. GIVEN THE CHALLENGING MARKET ENVIRONMENT, DID YOU MANAGE THE FUND ANY DIFFERENTLY?

A. No, we maintained our disciplined approach of investing in five asset classes: large-cap stocks, small-cap stocks, international stocks, real estate securities, and fixed-income securities. These asset classes often react differently to various market trends. Structuring the portfolio in this way tends to reduce the risk associated with investing in any one asset class. In addition, it can enhance total return by positioning the Fund to take advantage of a rally in more than one financial market segment.
        At the end of the reporting period, the Fund's total net assets were divided as follows: small-cap stocks, 23.00%; international stocks, 22.10%; large-cap stocks, 17.99%; real estate investment trusts (REITs), 21.25%; fixed-income securities, 14.29%; and cash, 1.37%. Since our last report, we have slightly increased our small-cap, large-cap, and international-stock holdings and our REIT holdings while reducing our fixed-income and cash positions.

Q. HOW DID SMALL-CAP STOCKS FARE, AND WHAT WERE THE MAJOR FACTORS INFLUENCING THEIR PERFORMANCE?

A. During the first four months of the year, small-cap stocks performed quite well. Investors gravitated to small-cap stocks because of their attractive valuations in comparison to large-cap stocks. Moreover, earnings growth has been greater for smaller companies than for larger companies since the second quarter of 1997. However, in May and June, small-cap stocks were negatively affected by renewed concerns over the economic crisis in Asia and its potential impact on corporate profits in the U.S. and other developed countries.
        We continue to find small-cap stocks compelling because of their attractive valuations. Small-cap stocks we liked included Trigon Healthcare, Inc., a managed-care company; Orion Capital Corp., an insurance firm; and Veritas DGC, Inc., a computer software company.

Q.  WHAT WERE THE IMPORTANT TRENDS IN THE INTERNATIONAL STOCK MARKETS?

A. European stocks soared while Asian markets struggled. Several factors contributed to the strong performance of European stocks, including corporate restructurings and consolidations, falling interest rates, and low inflation. Europeans are also investing more money in stocks as declining yields are making bonds less attractive. In Asia and the Pacific Rim, the dismal performance of stocks could be attributed to the lingering problems associated with currency devaluations in the region and Japan's worsening economic problems.
        On balance, the Fund benefited from its overexposure in Europe, where we found better-priced stocks, and from its underexposure in Asia and the Pacific Rim. The Fund's international-stock holdings included Societe Generale, a French bank; Nestle S.A., a Swiss food company; and Repsol S.A., a Spanish oil and gas company.

Q.  WHAT ACCOUNTED FOR THE IMPRESSIVE GAINS OF LARGE-CAP STOCKS?

A. In the uncertain market environment created by the Asian crisis, investors gravitated to the stocks of large, well-known companies. In addition, foreign investors, who began shifting more assets into the American stock market, were attracted to the equities of the largest companies with global reputations. The stocks of the very largest companies-- the so-called "mega-caps"--were the primary beneficiaries of these trends.
        Within the large-cap sector, investors tended to favor the stocks of companies that were expected to experience rapid earnings growth over stocks that were undervalued relative to the rest of the market. That hurt the performance of the Fund, which is value oriented in its stock-selection process.
         The Fund's large-cap stock holdings

               --------------------------------------------------

                       . . .we maintained our disciplined

                          approach of investing in five

                        asset classes: large-cap stocks,

                         small-cap stocks, international

                       stocks, real estate securities, and

                            fixed-income securities.

               --------------------------------------------------


          See important fund and index disclosures inside front cover.

PORTFOLIO HOLDINGS

As of 6/30/98, based on total net assets

                                             INTERNATIONAL STOCKS                      REITs
LARGE-CAP STOCKS
                                                                                       1.  CarrAmerica Realty Corp.    0.92%

                                             1.  Britsh Telecommunications   0.73%     2.  Patriot American            0.91
 1.  Bristol-Myers Squibb Co.        0.49%       PLC (United Kingdom)                      Hospitality, Inc.

 2.  Schering-Plough Corp.           0.41    2.  Societe Generale            0.69      3.  Equity Office               0.84
                                                 (France)                                           Properties Trust
 3.  NationsBank Corp.               0.39
                                             3.  Nestle S.A(Switzerland)     0.68      4.  Starwood Hotels & Resorts   0.77
 4.  Electronic Data                 0.37
     Systems Group.                          4.  Groupe Danone - ADR         0.65      5.  Prentiss Properties Trust   0.74
                                                 (France)
 5.  American International          0.36
     Group, Inc.                             5.  Repsol S.A. - ADR           0.62
                                                 (Spain)

SMALL-CAP STOCKS                                                                       FIXED-INCOME SECURITIES

 1.  Trigon Healthcare, Inc.         0.35%                                             1.  U.S. Treasury               3.76%
                                                                                           Notes & Bonds
 2.  Orion Capital Corp.             0.34
                                                 International Stocks       22.1%      2.  Federal National Mortgage   1.94
 3.  Veritas DGC, Inc.               0.32                                                  Association ("FNMA")
                                                 REITS                      21.25
 4.  Canandaigua Wine Co.,           0.30                                              3.  Federal Home Loan           0.69
     Inc.-Class A.                               Large Cap Stocks           17.99          Mortgage Corp. ("FHLMC")

 5.  Technitrol, Inc.                0.29        Fixed-Income Securities    14.29      4.  USG Corp., Sr. Notes        0.67

                                                 Cash/ Cash Equivalents      1.37      5.  Federal Home                0.47
                                                                                           Loan Bank Board
                                                 Small-Cap Stocks           23.0

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.


    included Bristol-Myers Squibb Co., a diversified health-care firm; Schering-Plough Corp., a pharmaceutical company; and Electronic Data Systems, a computer software/service firm.

Q.  HOW DID REITs FARE?

A. REITs posted slightly better returns than small-cap stocks, but significantly underperformed large-cap stocks. Uncertainties created by proposed legislation that would only impact "paired-share" REITs-a small segment of this asset class- adversely affected the entire REIT market. A paired-share REIT consists of two companies that are paired together and trade as one share. One company is a REIT and the other is an operating company. Only four public companies and one private company fall into this category. The preference of investors for growth stocks also had a negative impact on the performance of REITs.
         We continue to like REITs because of their attractive valuations and dividends. The Fund's leading REIT holdings included CarrAmerica Realty Corp., Patriot American Hospitality, Inc., and Prentiss Properties Trust.

Q.  HOW DID FIXED-INCOME SECURITIES FARE?

A. A late rally in the fixed-income market tended to be rather narrow in scope, with high-quality, long-term bonds, particularly U.S. Treasury and corporate issues, the primary beneficiaries. These bonds benefited from renewed concerns that the economic problems in Asia would undermine corporate profits in the U.S. and other developed countries. Investors, seeking relatively safe havens for their money, shifted more of their assets into higher-rated bonds, particularly U.S. Treasury securities. The late rally in the bond market was reflected in the yield on the benchmark 30-year U.S. Treasury bond, which fell from 5.95% on April 30, 1998, to 5.63% at the end of the reporting period.
         The Fund's top fixed-income holdings included high-quality U.S. Treasury notes and bonds and U.S. government agency issues.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A. In the U.S., the economic climate continues to be favorable for stocks and bonds. If inflation remains low, the Federal Reserve Board (the Fed), which has left monetary policy unchanged for more than a year, will be less likely to raise interest rates. However, Fed Chairman Alan Greenspan, speaking to Congress in July, warned that the tight labor market could eventually accelerate inflation.
         The healthy economic growth in the U.S. could increase demand for commercial real estate--a development that could prove beneficial for REITs.
         With regard to international stocks, the corporate restructurings and mergers taking place in Europe, combined with low inflation and interest rates, should extend the favorable environment for stocks in that region. However, the ongoing economic problems in Asia and the Pacific Rim make the prospects for stocks uncertain in this troubled part of the world.
         Investors have displayed a willingness to pay premium prices for the highly liquid investments, particularly big-cap stocks. At some point, investors will likely shift their focus to the more reasonably priced stocks in the large- and small-cap arenas as well as to REITs. Such a development would prove beneficial for the Fund and its value-oriented approach to stock selection.



          See important fund and index disclosures inside front cover.

AIM PREPARES FOR THE YEAR 2000

                    THE YEAR 2000. THE WORDS STIR THE IMAGINATION, MAKING US WONDER WHAT THE NEXT MILLENNIUM WILL BRING. BUT THE WORDS ARE ALSO STARTING TO MAKE SOME PEOPLE WORRY, SINCE THERE'S BEEN SO MUCH TALK LATELY ABOUT A COMPUTER GLITCH CALLED "THE YEAR 2000 PROBLEM." BECAUSE THIS IS A PROBLEM THAT COULD AFFECT MOST AMERICAN INDUSTRIES, INCLUDING THE MUTUAL FUND INDUSTRY, WE WANT TO BRING YOU THIS UPDATE TO LET YOU KNOW HOW AIM IS GETTING READY.

THE YEAR 2000 PROBLEM
It has to do with the way that computers understand dates. Most computers were programmed to recognize only the last two digits of a four-digit date ("98" for 1998). When the year 2000 hits, the computer will read"00"-- but it may interpret that as the year 1900. So, if the computer makes calculation involving a date of January 1, 2000, or later, it could be processed incorrectly. Date-sensitive calculations are found in all kinds of places--from elevators to air traffic control systems--but they are especially prevalent in the financial services industry.

AIM'S YEAR 2000 COMPLIANCE
AIM's technology team has been addressing Year 2000 issues for some time now. Our internal team, together with an independent technology consultant, are implementing a comprehensive Year 2000 Compliance Project for A I M Management Group Inc. and its subsidiaries.
     So far, we've inventoried all software applications that we rely on, and we've identified the applications that might need adjustments to function properly when the Year 2000 arrives. We are now in the final phase of the project, making corrections and testing applications that need adjustment. We plan to complete this phase during the fourth quarter of 1998.

AN INDUSTRY-WIDE TEST
In the spring of 1999, AIM will be participating in industry-wide testing that will simulate the arrival of the Year 2000. This will allow mutual fund companies, banks, exchanges, and other players in the financial community to test various kinds of transactions and to determine if any further adjustments need to be made before the end of the year.
     We believe our plans are quite comprehensive, and we're committed to monitoring all software applications through the critical period, extending as far as needed into the 21st century.

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-84.51%

AEROSPACE/DEFENSE-0.58%

BE Aerospace, Inc.(a)                    15,900   $    463,088
--------------------------------------------------------------
Lockheed Martin Corp.                     9,616      1,018,094
--------------------------------------------------------------
Precision Castparts Corp.                11,300        603,138
--------------------------------------------------------------
Sequa Corp.(a)                            5,500        367,124
--------------------------------------------------------------
                                                     2,451,444
--------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.11%

Archer-Daniels-Midland                    6,125        118,671
--------------------------------------------------------------
Universal Corp.                           8,900        332,638
--------------------------------------------------------------
                                                       451,309
--------------------------------------------------------------

AIR FREIGHT-0.10%

Airborne Freight Corp.                   11,900        415,756
--------------------------------------------------------------

AIRLINES-0.82%

America West Airlines, Inc.(a)           14,000        399,875
--------------------------------------------------------------
British Airways PLC-ADR (United
  Kingdom)                               19,000      2,043,687
--------------------------------------------------------------
Southwest Airlines Co                    34,900      1,033,912
--------------------------------------------------------------
                                                     3,477,474
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.42%

Arvin Industries, Inc.                   17,500        635,468
--------------------------------------------------------------
Borg-Warner Automotive, Inc.             14,600        701,713
--------------------------------------------------------------
Cooper Tire & Rubber Co.                 22,300        459,938
--------------------------------------------------------------
                                                     1,797,119
--------------------------------------------------------------

AUTOMOBILES-0.51%

Ford Motor Co.                           16,600        979,400
--------------------------------------------------------------
Volvo A.B.-ADR (Sweden)                  40,000      1,182,500
--------------------------------------------------------------
                                                     2,161,900
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-3.23%

ABN Amro Holding N.V.-ADR
  (Netherlands)                         100,000      2,343,750
--------------------------------------------------------------
Banco Santander-ADR (Spain)              25,000      1,267,187
--------------------------------------------------------------
Deutsche Bank A.G.-ADR (Germany)         30,000      2,536,239
--------------------------------------------------------------
HSBC Holdings PLC-ADR (United
  Kingdom)                                9,000      2,201,049
--------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A.-ADR (Italy)                     45,000      2,145,937
--------------------------------------------------------------
National Australia Bank Ltd.-ADR
  (Australia)                            30,000      1,981,875
--------------------------------------------------------------
Wachovia Corp.                           14,000      1,183,000
--------------------------------------------------------------
                                                    13,659,037
--------------------------------------------------------------

BANKS (MONEY CENTER)-1.92%

Den Danske Bank-ADR (Denmark)            17,000      2,039,402
--------------------------------------------------------------
First Chicago N.B.D. Corp.               17,000      1,506,625
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
BANKS (MONEY CENTER)-(CONTINUED)

NationsBank Corp.                        21,662   $  1,657,143
--------------------------------------------------------------
Societe Generale (France)                70,000      2,910,670
--------------------------------------------------------------
                                                     8,113,840
--------------------------------------------------------------

BANKS (REGIONAL)-1.39%

Commerce Bancorp, Inc.                   12,500        731,250
--------------------------------------------------------------
Cullen/Frost Bankers, Inc.               11,600        629,300
--------------------------------------------------------------
Development Bank of Singapore
  Ltd.-ADR (Singapore)                   55,000      1,217,529
--------------------------------------------------------------
FirstBank Puerto Rico (Puerto Rico)      18,000        468,000
--------------------------------------------------------------
HUBCO, Inc.                              14,400        515,700
--------------------------------------------------------------
Imperial Bancorp(a)                      28,200        846,000
--------------------------------------------------------------
Independent Bank Corp.                   16,600        321,625
--------------------------------------------------------------
Magna Group, Inc.                        10,900        615,850
--------------------------------------------------------------
Silicon Valley Bancshares(a)              9,200        327,462
--------------------------------------------------------------
Trustmark Corp.                           9,900        217,181
--------------------------------------------------------------
                                                     5,889,897
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.80%

Canandaigua Wine Co., Inc.-Class
  A(a)                                   25,800      1,269,037
--------------------------------------------------------------
Compania Cervecerias Unidas
  S.A.-ADR (Chile)                       45,000        950,625
--------------------------------------------------------------
Kirin Brewery Co., Ltd.-ADR (Japan)      12,000      1,146,000
--------------------------------------------------------------
                                                     3,365,662
--------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.21%

PepsiCo, Inc.                            21,750        895,828
--------------------------------------------------------------

BIOTECHNOLOGY-0.06%

IDEC Pharmaceuticals Corp.(a)            11,000        259,187
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.11%

Heftel Broadcasting Corp.(a)             10,700        478,825
--------------------------------------------------------------

BUILDING MATERIALS-0.21%

Cameron Ashley Building Products(a)      16,300        275,062
--------------------------------------------------------------
TJ International, Inc.                   20,400        614,550
--------------------------------------------------------------
                                                       889,612
--------------------------------------------------------------

CHEMICALS-1.21%

Air Products & Chemicals, Inc.           18,000        720,000
--------------------------------------------------------------
Akzo Nobel N.V.-ADR (Netherlands)        20,000      2,217,500
--------------------------------------------------------------
Dow Chemical Co. (The)                    5,800        560,787
--------------------------------------------------------------
Norsk Hydro A.S.A.-ADR (Norway)          30,000      1,323,750
--------------------------------------------------------------
NL Industries, Inc.                      14,500        290,000
--------------------------------------------------------------
                                                     5,112,037
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CHEMICALS (DIVERSIFIED)-1.05%

BASF A.G.-ADR (Germany)                  50,000   $  2,375,300
--------------------------------------------------------------
Bayer A.G.-ADR (Germany)                 40,000      2,069,764
--------------------------------------------------------------
                                                     4,445,064
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.28%

Dexter Corp.                             28,800        916,200
--------------------------------------------------------------
Fuller (H.B.) Co.                         5,000        277,187
--------------------------------------------------------------
                                                     1,193,387
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.47%

Dycom Industries, Inc.(a)                23,000        776,250
--------------------------------------------------------------
Inter-Tel, Inc.                          33,000        528,000
--------------------------------------------------------------
Tekelec(a)                               15,400        689,150
--------------------------------------------------------------
                                                     1,993,400
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.73%

Compaq Computer Corp.                    26,900        763,287
--------------------------------------------------------------
Hewlett-Packard Co                        9,800        586,775
--------------------------------------------------------------
International Business Machines
  Corp.                                   6,500        746,281
--------------------------------------------------------------
Stratus Computer, Inc.(a)                 9,100        230,344
--------------------------------------------------------------
Sun Microsystems, Inc.(a)                17,800        773,187
--------------------------------------------------------------
                                                     3,099,874
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.32%

Adaptec, Inc.(a)                         51,000        729,937
--------------------------------------------------------------
FileNet Corp.(a)                         11,500        332,062
--------------------------------------------------------------
MICROS Systems, Inc.(a)                   8,800        291,225
--------------------------------------------------------------
                                                     1,353,224
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-1.93%

Aspen Technologies, Inc.(a)               9,600        484,800
--------------------------------------------------------------
Boole & Babbage, Inc.(a)                 27,000        644,625
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   20,750      1,152,921
--------------------------------------------------------------
DSP Group, Inc.(a)                       30,300        598,425
--------------------------------------------------------------
Electronic Data Systems Corp.            39,600      1,584,000
--------------------------------------------------------------
Harbinger Corp.(a)                       13,950        337,416
--------------------------------------------------------------
Information Management Resources,
  Inc.(a)                                19,500        659,344
--------------------------------------------------------------
Legato Systems, Inc.(a)                  11,600        452,400
--------------------------------------------------------------
Manugistics Group, Inc.(a)                7,800        193,050
--------------------------------------------------------------
Mastech Corp.(a)                         33,800        950,625
--------------------------------------------------------------
Platinum Technology, Inc.(a)             11,400        325,612
--------------------------------------------------------------
Symantec Corp.(a)                        13,500        352,688
--------------------------------------------------------------
Systems & Computer Technology
  Corp.(a)                               16,300        440,100
--------------------------------------------------------------
                                                     8,176,006
--------------------------------------------------------------

CONSTRUCTION (CEMENT & AGGREGATES)-0.79%

Cemex S.A. de C.V. (Mexico)             110,000        969,496
--------------------------------------------------------------
Centex Construction Products, Inc.       12,000        462,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CONSTRUCTION (CEMENT & AGGREGATES)-(CONTINUED)

Southdown, Inc.                          10,300   $    735,163
--------------------------------------------------------------
Vulcan Materials Co.                     11,000      1,173,562
--------------------------------------------------------------
                                                     3,340,221
--------------------------------------------------------------

CONSUMER FINANCE-0.14%

FIRSTPLUS Financial Group, Inc.(a)        9,600        345,600
--------------------------------------------------------------
Flagstar Bancorp, Inc.                    9,900        241,313
--------------------------------------------------------------
                                                       586,913
--------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER)-0.22%

Amcor Ltd.-ADR (Australia)               55,000        948,750
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.36%

AmeriSource Health Corp.-Class A(a)       4,900        321,869
--------------------------------------------------------------
Bindley Western Industries, Inc.         24,667        814,000
--------------------------------------------------------------
Richfood Holdings, Inc.                  17,900        370,306
--------------------------------------------------------------
                                                     1,506,175
--------------------------------------------------------------

ELECTRIC COMPANIES-3.22%

Central Maine Power Co                   16,000        312,000
--------------------------------------------------------------
CILCORP, Inc.                             5,500        264,000
--------------------------------------------------------------
Cleco Corp.                              13,500        401,625
--------------------------------------------------------------
Commonwealth Energy System               10,400        392,600
--------------------------------------------------------------
DTE Energy Co.                           26,700      1,078,013
--------------------------------------------------------------
Endesa S.A.-ADR (Spain)                  90,000      1,946,250
--------------------------------------------------------------
Entergy Corp.                            24,000        690,000
--------------------------------------------------------------
Hawaiian Electric Industries, Inc.       15,200        603,250
--------------------------------------------------------------
Hong Kong Electric Holdings
  Ltd.-ADR (Hong Kong)                  400,000      1,238,920
--------------------------------------------------------------
Interstate Energy Corp.                  20,355        661,537
--------------------------------------------------------------
Minnesota Power & Light Co                8,300        329,925
--------------------------------------------------------------
PowerGen PLC-ADR (United Kingdom)        35,000      1,973,125
--------------------------------------------------------------
RWE A.G. (Germany)                       32,000      1,893,370
--------------------------------------------------------------
SIGCORP, Inc.                            10,950        351,084
--------------------------------------------------------------
Southern Co.                             30,000        830,625
--------------------------------------------------------------
Texas Utilities Co.                      16,000        666,000
--------------------------------------------------------------
                                                    13,632,324
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.46%

Avid Technology, Inc.(a)                 15,400        515,900
--------------------------------------------------------------
C & D Technologies, Inc.                  5,800        336,400
--------------------------------------------------------------
Carlton Communications PLC-ADR
  (United Kingdom)                       55,000      2,475,000
--------------------------------------------------------------
DII Group, Inc.(a)                       20,100        342,956
--------------------------------------------------------------
Emerson Electric Co.                     11,400        688,275
--------------------------------------------------------------
General Cable Corp.                      29,100        840,262
--------------------------------------------------------------
General Electric Co.                     11,000      1,001,000
--------------------------------------------------------------
Hitachi Ltd.-ADR (Japan)                 18,000      1,161,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

Matsushita Electric Industrial Co.,
  Ltd.-ADR (Japan)                        8,000   $  1,286,000
--------------------------------------------------------------
Pinnacle Systems, Inc.(a)                 7,500        242,812
--------------------------------------------------------------
Plexus Corp.(a)                          15,500        308,063
--------------------------------------------------------------
Technitrol, Inc.                         30,800      1,230,075
--------------------------------------------------------------
                                                    10,427,743
--------------------------------------------------------------

ELECTRONIC (COMPONET DISTRIBUTORS)-0.21%

Kyocera Corp.-ADR (Japan)                 9,000        874,688
--------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.28%

Raytheon Co.                             20,000      1,182,500
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.44%

Dallas Semiconductor Corp.                9,300        288,300
--------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)      14,600        242,725
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                      10,000        468,750
--------------------------------------------------------------
Texas Instruments, Inc.                  15,000        874,687
--------------------------------------------------------------
                                                     1,874,462
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.12%

Stone & Webster, Inc.                    12,700        503,238
--------------------------------------------------------------

ENTERTAINMENT-0.50%

News Corp. Ltd.-ADR (The)
  (Australia)                            50,000      1,606,250
--------------------------------------------------------------
Walt Disney Co. (The)                     5,000        525,313
--------------------------------------------------------------
                                                     2,131,563
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.41%

American General Corp.                   19,900      1,416,631
--------------------------------------------------------------
Associates First Capital
  Corp.-Class A                           4,350        334,406
--------------------------------------------------------------
Fannie Mae                               24,300      1,476,225
--------------------------------------------------------------
MGIC Investment Corp.                    11,500        656,219
--------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                         14,850      1,356,919
--------------------------------------------------------------
U.S. Trust Corp.                          9,700        739,625
--------------------------------------------------------------
                                                     5,980,025
--------------------------------------------------------------

FOODS-3.15%

Agribrands International, Inc.(a)         1,210         36,603
--------------------------------------------------------------
Associated British Foods PLC-ADR
  (United Kingdom)                      200,000      1,882,060
--------------------------------------------------------------
Earthgrains Co. (The)                    10,000        558,750
--------------------------------------------------------------
Groupe Danone-ADR (France)               50,000      2,750,000
--------------------------------------------------------------
H.J. Heinz Co.                           19,000      1,066,375
--------------------------------------------------------------
Nestle S.A. (Switzerland)                27,000      2,889,019
--------------------------------------------------------------
Ralston-Ralston Purina Group             12,100      1,413,431
--------------------------------------------------------------
Smithfield Foods, Inc.(a)                17,000        518,500
--------------------------------------------------------------
Unigate PLC (Spain)                     200,000      2,215,760
--------------------------------------------------------------
                                                    13,330,498
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.37%

Anchor Gaming(a)                         11,000   $    853,875
--------------------------------------------------------------
Grand Casinos, Inc.(a)                   42,300        708,525
--------------------------------------------------------------
                                                     1,562,400
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.23%

Abbott Laboratories                      29,500      1,205,813
--------------------------------------------------------------
American Home Products Corp.             22,000      1,138,500
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 17,900      2,057,381
--------------------------------------------------------------
Johnson & Johnson                        10,800        796,500
--------------------------------------------------------------
                                                     5,198,194
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.90%

Alpharma, Inc.                           30,100        662,200
--------------------------------------------------------------
Astra A.B. (Sweden)                     110,000      2,255,000
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.                 9,700        443,169
--------------------------------------------------------------
MedImmune, Inc.(a)                        5,000        311,875
--------------------------------------------------------------
Novartis (Switzerland)                   26,666      2,218,632
--------------------------------------------------------------
Novo Nordisk A.S. (Denmark)              20,000      1,376,250
--------------------------------------------------------------
Parexel International Corp.(a)           21,600        785,700
--------------------------------------------------------------
                                                     8,052,826
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-1.32%

Glaxo Wellcome PLC (United Kingdom)      40,000      2,392,500
--------------------------------------------------------------
Merck & Co., Inc.                        11,000      1,471,250
--------------------------------------------------------------
Schering-Plough Corp.                    18,800      1,722,550
--------------------------------------------------------------
                                                     5,586,300
--------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.27%

Columbia/HCA Healthcare Corp.            39,428      1,148,341
--------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.19%

Integrated Health Services, Inc.         15,600        585,000
--------------------------------------------------------------
NovaCare, Inc.(a)                        19,400        227,950
--------------------------------------------------------------
                                                       812,950
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.35%

Trigon Healthcare, Inc.(a)               40,500      1,465,594
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.15%

ADAC Laboratories(a)                     16,200        364,500
--------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                                16,000        572,000
--------------------------------------------------------------
ATL Ultrasound, Inc.(a)                  22,300      1,017,437
--------------------------------------------------------------
Biomet, Inc.                             19,500        644,719
--------------------------------------------------------------
Coopers Companies, Inc.(a)               10,400        378,950
--------------------------------------------------------------
Safeskin Corp.(a)                        15,000        616,875
--------------------------------------------------------------
Theragenics Corp.(a)                     41,500      1,081,594
--------------------------------------------------------------
West Co, Inc. (The)                       6,800        192,525
--------------------------------------------------------------
                                                     4,868,600
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HEALTH CARE (SPECIALIZED SERVICES)-0.12%

Hanger Orthopedic Group, Inc.(a)         15,700   $    319,888
--------------------------------------------------------------
Hooper Holmes, Inc.                       9,600        201,600
--------------------------------------------------------------
                                                       521,488
--------------------------------------------------------------

HOMEBUILDING-0.44%

NVR Inc.(a)                              18,700        767,869
--------------------------------------------------------------
Pulte Corp.                              21,200        633,350
--------------------------------------------------------------
U.S. Home Corp.(a)                       11,700        482,625
--------------------------------------------------------------
                                                     1,883,844
--------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.45%

Ethan Allen Interiors, Inc.              14,000        699,125
--------------------------------------------------------------
Furniture Brands International,
  Inc.(a)                                14,300        401,294
--------------------------------------------------------------
Whirlpool Corp.                          11,500        790,625
--------------------------------------------------------------
                                                     1,891,044
--------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.76%

Kimberly-Clark Corp.                     15,000        688,125
--------------------------------------------------------------
Unilever N.V.-New York Shares
  (Netherlands)                          32,000      2,526,000
--------------------------------------------------------------
                                                     3,214,125
--------------------------------------------------------------

HOUSEWARES-0.13%

Fortune Brands, Inc.                     14,500        557,344
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.51%

Delphi Financial Group, Inc.             10,640        599,165
--------------------------------------------------------------
Guarantee Life Companies Inc. (The)       8,900        194,687
--------------------------------------------------------------
Jefferson-Pilot Corp.                     3,900        225,956
--------------------------------------------------------------
Presidential Life Corp.                  18,900        403,988
--------------------------------------------------------------
Torchmark Corp.                          16,400        750,300
--------------------------------------------------------------
                                                     2,174,096
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.76%

American International Group, Inc.       10,425      1,522,050
--------------------------------------------------------------
FBL Financial Group, Inc.                13,400        343,375
--------------------------------------------------------------
Travelers Group, Inc.                    22,035      1,335,872
--------------------------------------------------------------
                                                     3,201,297
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.57%

Chubb Corp.                               2,900        233,088
--------------------------------------------------------------
Executive Risk Inc.                       7,300        538,375
--------------------------------------------------------------
Fidelity National Financial, Inc.        10,200        406,087
--------------------------------------------------------------
Fremont General Corp.                    13,300        720,694
--------------------------------------------------------------
General Re Corp.                          3,800        963,300
--------------------------------------------------------------
LandAmerica Financial Group, Inc.        14,800        847,300
--------------------------------------------------------------
Old Republic International Corp.         13,200        386,925
--------------------------------------------------------------
Orion Capital Corp.                      26,000      1,452,750
--------------------------------------------------------------
SAFECO Corp.                             18,500        840,594
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
INSURANCE (PROPERTY-CASUALTY)-(CONTINUED)

Selective Insurance Group, Inc.          10,800   $    241,987
--------------------------------------------------------------
                                                     6,631,100
--------------------------------------------------------------

INSURANCE BROKERS-0.28%

Marsh & McLennan Co.                     12,075        729,783
--------------------------------------------------------------
Poe & Brown, Inc.                        12,300        457,406
--------------------------------------------------------------
                                                     1,187,189
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.07%

Advest Group, Inc.                       10,800        311,850
--------------------------------------------------------------

IRON & STEEL-0.68%

AK Steel Holding Corp.                   40,700        727,513
--------------------------------------------------------------
National Steel Corp.                     24,300        288,562
--------------------------------------------------------------
Nucor Corp.                              14,000        644,000
--------------------------------------------------------------
Texas Industries, Inc.                   23,000      1,219,000
--------------------------------------------------------------
                                                     2,879,075
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.76%

Mattel, Inc.                             29,900      1,265,144
--------------------------------------------------------------
Nintendo Co. Ltd.-ADR (Japan)           170,000      1,967,512
--------------------------------------------------------------
                                                     3,232,656
--------------------------------------------------------------

LODGING-HOTELS-0.32%

Bristol Hotel Co.(a)                      9,300        227,850
--------------------------------------------------------------
Host Marriott Corp.(a)                   62,700      1,116,844
--------------------------------------------------------------
                                                     1,344,694
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-1.09%

Applied Power, Inc.-Class A              15,400        529,375
--------------------------------------------------------------
Caterpillar Inc.                         13,500        713,813
--------------------------------------------------------------
Dover Corp.                              29,700      1,017,225
--------------------------------------------------------------
Gencor Industries, Inc.                  12,300        247,537
--------------------------------------------------------------
Manitiwoc Co., Inc. (The)                14,850        598,641
--------------------------------------------------------------
NACCO Industries, Inc.-Class A            3,000        387,750
--------------------------------------------------------------
Terex Corp.(a)                           39,600      1,128,600
--------------------------------------------------------------
                                                     4,622,941
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.66%

Carlisle Companies, Inc.                  8,800        378,950
--------------------------------------------------------------
GenCorp, Inc.                            17,200        434,300
--------------------------------------------------------------
IDEX Corp.                               13,300        458,850
--------------------------------------------------------------
Textron, Inc.                             9,700        695,369
--------------------------------------------------------------
Tredegar Industries, Inc.                 9,500        806,312
--------------------------------------------------------------
                                                     2,773,781
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.87%

AptarGroup, Inc.                         14,600        907,938
--------------------------------------------------------------
Federal Signal Corp.                     32,300        785,294
--------------------------------------------------------------
Halter Marine Group, Inc.(a)             16,800        253,050
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

Robbins & Myers, Inc.                    23,100   $    671,344
--------------------------------------------------------------
Superior TeleCom Inc.                    12,100        503,662
--------------------------------------------------------------
York International Corp.                 12,500        544,531
--------------------------------------------------------------
                                                     3,665,819
--------------------------------------------------------------

METALS MINING-0.50%

Phelps Dodge Corp.                       11,200        640,500
--------------------------------------------------------------
Rio Tinto Ltd.-ADR (Australia)           31,000      1,474,304
--------------------------------------------------------------
                                                     2,114,804
--------------------------------------------------------------

NATURAL GAS-0.25%

Energen Corp.                            33,000        664,125
--------------------------------------------------------------
ONEOK, Inc.                              10,200        406,725
--------------------------------------------------------------
                                                     1,070,850
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.65%

Knoll, Inc.(a)                           16,100        474,950
--------------------------------------------------------------
Mail-Well, Inc.(a)                       22,700        492,306
--------------------------------------------------------------
Pitney Bowes, Inc.                       18,000        866,250
--------------------------------------------------------------
United Stationers, Inc.(a)               14,200        919,450
--------------------------------------------------------------
                                                     2,752,956
--------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.92%

Cliffs Drilling Co.(a)                   19,800        649,688
--------------------------------------------------------------
Marine Drilling Companies, Inc.(a)       21,400        342,400
--------------------------------------------------------------
Maverick Tube Corp.(a)                   25,000        290,625
--------------------------------------------------------------
Pride International, Inc.(a)             36,300        614,831
--------------------------------------------------------------
Trico Marine Services, Inc.(a)           21,500        294,281
--------------------------------------------------------------
Varco International, Inc.(a)             18,100        358,606
--------------------------------------------------------------
Veritas DGC, Inc.(a)                     27,200      1,358,300
--------------------------------------------------------------
                                                     3,908,731
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.44%

Cabot Oil & Gas Corp.-Class A             9,800        196,000
--------------------------------------------------------------
HS Resources, Inc.(a)                    23,700        345,131
--------------------------------------------------------------
Total S.A.-ADR (France)                  20,000      1,307,500
--------------------------------------------------------------
                                                     1,848,631
--------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.14%

Atlantic Richfield Co                     7,800        609,375
--------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-2.15%

Amoco Corp.                              14,000        582,750
--------------------------------------------------------------
Exxon Corp.                              17,400      1,240,838
--------------------------------------------------------------
Repsol S.A.-ADR (Spain)                  48,000      2,640,000
--------------------------------------------------------------
Royal Dutch Petroleum Co.-New York
  Shares (Netherlands)                   27,600      1,512,825
--------------------------------------------------------------
Shell Transport & Trading Co.-ADR
  (United Kingdom)                       45,000      1,906,875
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
OIL (INTERNATIONAL INTEGRATED)-(CONTINUED)

YPF Sociedad Anonima-ADR
  (Argentina)                            40,000   $  1,202,500
--------------------------------------------------------------
                                                     9,085,788
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.12%

Westvaco Corp.                           18,000        508,500
--------------------------------------------------------------

PERSONAL CARE-0.07%

Rexall Sundown, Inc.(a)                   8,400        296,100
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.86%

Fuji Photo Film-ADR (Japan)              60,000      2,073,750
--------------------------------------------------------------
IKON Office Solutions, Inc.              33,700        490,756
--------------------------------------------------------------
Xerox Corp.                              10,500      1,067,063
--------------------------------------------------------------
                                                     3,631,569
--------------------------------------------------------------

PUBLISHING-0.34%

Dai Nippon Printing Co., Ltd.-ADR
  (Japan)                                 9,000      1,436,394
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.25%

Gannett Co., Inc.                        11,600        824,325
--------------------------------------------------------------
Pulitzer Publishing Co.                   2,600        232,050
--------------------------------------------------------------
                                                     1,056,375
--------------------------------------------------------------

RAILROADS-0.24%

Johnstown America Industries,
  Inc.(a)                                17,800        309,275
--------------------------------------------------------------
Norfolk Southern Corp.                   24,000        715,500
--------------------------------------------------------------
                                                     1,024,775
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-21.05%

American General Hospitality Corp.      130,100      2,764,625
--------------------------------------------------------------
Apartment Investment & Management
  Co.                                    52,800      2,085,600
--------------------------------------------------------------
Arden Realty Group, Inc.                114,000      2,949,750
--------------------------------------------------------------
Avalon Bay Communities, Inc.             35,300      1,341,400
--------------------------------------------------------------
Beacon Capital(a)                        60,000      1,230,000
--------------------------------------------------------------
Bedford Property Investors, Inc.         81,700      1,491,025
--------------------------------------------------------------
Brandywine Realty Trust                  40,000        895,000
--------------------------------------------------------------
Cabot Industrial Trust                   36,400        778,050
--------------------------------------------------------------
Camden Property Trust                    34,989      1,040,923
--------------------------------------------------------------
CarrAmerica Realty Corp.                138,000      3,915,750
--------------------------------------------------------------
CBL & Associates Properties, Inc.        96,800      2,347,400
--------------------------------------------------------------
Charles E. Smith Residential
  Realty, Inc.                           58,400      1,868,800
--------------------------------------------------------------
Chelsea GCA Realty, Inc.                 17,100        684,000
--------------------------------------------------------------
Crescent Real Estate Equities, Co.       46,900      1,577,013
--------------------------------------------------------------
CRIIMI MAE, Inc.                        125,100      1,735,763
--------------------------------------------------------------
Eastgroup Properties, Inc.               51,300      1,029,206
--------------------------------------------------------------
Equity Office Properties Trust          124,879      3,543,442
--------------------------------------------------------------
Equity Residential Properties Trust      58,700      2,784,581
--------------------------------------------------------------
Essex Property Trust, Inc.               76,700      2,377,700
--------------------------------------------------------------
Excel Legacy Corp.(a)                    35,800        156,625
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)

Excel Realty Trust, Inc.                 35,800   $  1,031,488
--------------------------------------------------------------
FelCor Suite Hotels, Inc.                26,200        822,025
--------------------------------------------------------------
First Industrial Realty Trust, Inc.      53,700      1,704,975
--------------------------------------------------------------
Gables Residential Trust                 60,100      1,630,213
--------------------------------------------------------------
General Growth Properties                28,500      1,065,187
--------------------------------------------------------------
Glenborough Realty Trust, Inc.           50,500      1,331,938
--------------------------------------------------------------
Healthcare Realty Trust, Inc.            29,300        798,425
--------------------------------------------------------------
Highwoods Properties, Inc.               53,300      1,722,256
--------------------------------------------------------------
Hospitality Properties Trust             24,600        790,275
--------------------------------------------------------------
Kilroy Realty Corp.                      60,700      1,517,500
--------------------------------------------------------------
Kimco Realty Corp.                       33,000      1,353,000
--------------------------------------------------------------
Koger Equity, Inc.                       87,900      1,774,481
--------------------------------------------------------------
Liberty Property Trust                  102,900      2,630,381
--------------------------------------------------------------
Mack-Cali Realty Corp.                   64,200      2,206,875
--------------------------------------------------------------
MGI Properties, Inc.                     46,000      1,204,625
--------------------------------------------------------------
Pan Pacific Retail Properties, Inc.      46,800        953,550
--------------------------------------------------------------
Parkway Properties, Inc.                 39,000      1,150,500
--------------------------------------------------------------
Patriot American Hospitality, Inc.      161,528      3,866,576
--------------------------------------------------------------
Philips International Realty Corp.       52,400        864,600
--------------------------------------------------------------
Prentiss Properties Trust               128,000      3,112,000
--------------------------------------------------------------
Prime Group Realty Trust                 65,500      1,121,687
--------------------------------------------------------------
Public Storage, Inc.                     45,500      1,274,000
--------------------------------------------------------------
Regency Realty Corp.                      5,100        128,138
--------------------------------------------------------------
Security Capital Group Inc.,
  warrants, expiring 09/18/98
  (Luxembourg)(a)                         1,346            463
--------------------------------------------------------------
Security Capital U.S. Realty
  (Luxembourg)(a)                        98,700      1,312,710
--------------------------------------------------------------
Shurgard Storage Centers, Inc.           87,700      2,433,675
--------------------------------------------------------------
Simon DeBartolo Group, Inc.              41,900      1,361,750
--------------------------------------------------------------
SL Green Realty Corp.                    65,600      1,476,000
--------------------------------------------------------------
Starwood Hotels & Resorts                67,150      3,244,184
--------------------------------------------------------------
Sun Hung Kai Properties Ltd.-ADR
  (Hong Kong)                           150,000        636,885
--------------------------------------------------------------
Sunstone Hotel Investors, Inc.          115,900      1,542,918
--------------------------------------------------------------
Tower Realty Trust, Inc.                 64,000      1,432,000
--------------------------------------------------------------
TriNet Corporate Realty Trust, Inc.      33,200      1,128,800
--------------------------------------------------------------
Vornado Realty Trust                     53,300      2,115,344
--------------------------------------------------------------
Weeks Corp.                              56,300      1,780,487
--------------------------------------------------------------
                                                    89,116,564
--------------------------------------------------------------

RESTAURANTS-0.70%

Brinker International, Inc.(a)           27,400        527,450
--------------------------------------------------------------
Cheesecake Factory (The)(a)              14,400        325,800
--------------------------------------------------------------
CKE Restaurants, Inc.                     9,285        383,006
--------------------------------------------------------------
Consolidated Products, Inc.(a)           16,125        340,641
--------------------------------------------------------------
McDonald's Corp.                         11,300        779,700
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
RESTAURANTS-(CONTINUED)

Showbiz Pizza Time, Inc.(a)              15,200   $    612,750
--------------------------------------------------------------
                                                     2,969,347
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.26%

Sherwin-Williams Co.                     32,800      1,086,500
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.23%

CHS Electronics, Inc.(a)                 54,800        979,550
--------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.32%

J.C. Penney Co., Inc.                    13,375        967,179
--------------------------------------------------------------
Proffitt's, Inc.(a)                       9,650        389,619
--------------------------------------------------------------
                                                     1,356,798
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.17%

Ames Department Stores, Inc.(a)           7,000        184,188
--------------------------------------------------------------
ShopKo Stores, Inc.(a)                   15,400        523,600
--------------------------------------------------------------
                                                       707,788
--------------------------------------------------------------

RETAIL (DRUG STORES)-0.32%

Rite Aid Corp.                           36,000      1,352,250
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.15%

Wal-Mart Stores, Inc.                    10,500        637,875
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.09%

Lands' End, Inc.(a)                      11,800        373,175
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.39%

AutoZone, Inc.(a)                         7,500        239,532
--------------------------------------------------------------
Footstar, Inc.(a)                        15,400        739,200
--------------------------------------------------------------
Pier 1 Imports, Inc.                     27,750        662,531
--------------------------------------------------------------
                                                     1,641,263
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.19%

Abercrombie & Fitch Co.-Class A(a)       11,900        523,600
--------------------------------------------------------------
American Eagle Outfitters, Inc.(a)        7,800        300,788
--------------------------------------------------------------
                                                       824,388
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.83%

Astoria Financial Corp.                   7,700        411,950
--------------------------------------------------------------
Downey Financial Corp.                    8,505        278,007
--------------------------------------------------------------
FirstFed Financial Corp.(a)              16,700        868,400
--------------------------------------------------------------
Peoples Heritage Financial Group,
  Inc.                                   21,800        515,025
--------------------------------------------------------------
Sovereign Bancorp, Inc.                  18,480        302,033
--------------------------------------------------------------
TR Financial Corp.                       15,900        665,812
--------------------------------------------------------------
Webster Financial Corp.                  13,600        452,200
--------------------------------------------------------------
                                                     3,493,427
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.26%

Acxiom Corp.(a)                          25,400        633,413
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

True North Communications, Inc.          16,100   $    470,925
--------------------------------------------------------------
                                                     1,104,338
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.63%

Budget Group, Inc.-Class A(a)            21,600        689,850
--------------------------------------------------------------
Caribiner International, Inc.(a)         12,600        220,500
--------------------------------------------------------------
DeVry, Inc.(a)                           43,000        943,313
--------------------------------------------------------------
Dun & Bradstreet Corp.                   23,000        830,875
--------------------------------------------------------------
                                                     2,684,538
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.24%

Banctec, Inc.(a)                         21,800        504,125
--------------------------------------------------------------
Gerber Scientific, Inc.                  22,900        520,975
--------------------------------------------------------------
                                                     1,025,100
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.40%

Billing Information Concepts
  Corp.(a)                               25,800        399,900
--------------------------------------------------------------
Computer Horizons Corp.(a)                6,000        222,375
--------------------------------------------------------------
First Data Corp.                         24,300        809,494
--------------------------------------------------------------
Hyperion Software Corp.(a)                9,400        267,900
--------------------------------------------------------------
                                                     1,699,669
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.39%

Norrell Corp.                            20,800        414,700
--------------------------------------------------------------
Romac International, Inc.(a)             27,000        820,125
--------------------------------------------------------------
StaffMark, Inc.(a)                       11,100        406,538
--------------------------------------------------------------
                                                     1,641,363
--------------------------------------------------------------

SPECIALTY PRINTING-0.35%

Consolidated Graphics, Inc.(a)           10,700        631,300
--------------------------------------------------------------
Deluxe Corp.                             24,300        870,244
--------------------------------------------------------------
                                                     1,501,544
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.16%

Centennial Cellular Corp.(a)             18,900        705,206
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.30%

Pacific Gateway Exchange, Inc.(a)         6,700        268,419
--------------------------------------------------------------
Telefonos de Mexico S.A.-ADR
  (Mexico)                               15,000        720,937
--------------------------------------------------------------
WinStar Communications, Inc.(a)           6,800        291,975
--------------------------------------------------------------
                                                     1,281,331
--------------------------------------------------------------

TELEPHONE-2.32%

British Telecommunications PLC
  (United Kingdom)                       25,000      3,087,500
--------------------------------------------------------------
e.spire Communications Inc.(a)           25,800        582,113
--------------------------------------------------------------
Portugal Telecom S.A.-ADR                35,000      1,852,813
--------------------------------------------------------------
Telecom Italia S.p.A.-ADR (Italy)        30,000      2,205,000
--------------------------------------------------------------
Telefonica de Espana-ADR (Spain)         15,000      2,085,937
--------------------------------------------------------------
                                                     9,813,363
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TEXTILES (APPAREL)-0.52%

Kellwood Co.                             23,800   $    850,850
--------------------------------------------------------------
Liz Claiborne, Inc.                      14,700        768,075
--------------------------------------------------------------
Nautica Enterprises, Inc.(a)             10,100        270,806
--------------------------------------------------------------
St. John Knits, Inc.                      8,200        316,725
--------------------------------------------------------------
                                                     2,206,456
--------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.32%

Interface, Inc.                          30,800        621,775
--------------------------------------------------------------
Springs Industries, Inc.-Class A         15,600        719,550
--------------------------------------------------------------
                                                     1,341,325
--------------------------------------------------------------

TEXTILES (SPECIALTY)-0.49%

Burlington Industries, Inc.(a)           76,400      1,074,375
--------------------------------------------------------------
Galey & Lord, Inc.(a)                    19,200        285,600
--------------------------------------------------------------
Unifi, Inc.                              20,300        695,275
--------------------------------------------------------------
                                                     2,055,250
--------------------------------------------------------------

TOBACCO-0.18%

Philip Morris Companies, Inc.            19,450        765,844
--------------------------------------------------------------

TRUCKERS-0.26%

Consolidated Freightways Corp.(a)        16,100        224,394
--------------------------------------------------------------
Roadway Express, Inc.                    22,700        428,462
--------------------------------------------------------------
Werner Enerprises, Inc.                  22,875        436,055
--------------------------------------------------------------
                                                     1,088,911
--------------------------------------------------------------

WATER UTILITIES-0.05%

E'Town Corp.                              5,100        191,250
--------------------------------------------------------------
    Total Common Stocks (Cost
      $287,363,576)                                357,775,791
--------------------------------------------------------------

NON-CONVERTIBLE PREFERRED STOCKS-0.26%

CONSUMER FINANCE-0.14%

Home Ownership Funding Corp.,
  13.33% step down Pfd. (Acquired
  02/13/97; Cost $640,000)(b)             6,400        608,000
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-0.12%

Tier One Properties, 11.095% step
  down Pfd. (Acquired 01/31/97;
  Cost $500,000)(b)                       5,000        508,125
--------------------------------------------------------------
    Total Non-Convertible Preferred
      Stocks (Cost $1,140,000)                       1,116,125
--------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS-0.08%
REAL ESTATE INVESTMENT TRUST

Kimco Realty Corp., 7.50% Conv.
  Pfd.                                   11,880        322,245
--------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $235,475)                           322,245
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
CORPORATE BONDS & NOTES-5.68%

BUILDING MATERIALS-0.66%

USG Corp., Sr. Notes, 8.50%,
  08/01/05                           $2,550,000   $  2,819,076
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.21%

Motorola Inc., Deb., 8.40%,
  08/15/31                              700,000        884,492
--------------------------------------------------------------

CONSUMER FINANCE-0.27%

Beneficial Corp., Deb, 8.40%,
  05/15/08                            1,000,000      1,150,980
--------------------------------------------------------------

CONTAINERS (METAL & GLASS)-0.44%

Owens-Illinois, Inc., Deb., 7.80%,
  05/15/18                            1,800,000      1,869,480
--------------------------------------------------------------

ENTERTAINMENT-0.46%

Viacom, Inc., Sr. Gtd. Unsec. Deb.,
  7.625%, 01/15/16                    1,775,000      1,930,242
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.31%

Association Corp. N.A., Sr. Notes,
  7.75%, 02/15/05                     1,200,000      1,301,676
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.29%

Bear Stearns Companies, Inc.,
  Unsec. Notes, 6.625%, 10/01/04      1,200,000      1,224,456
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.13%

Tyco International Group S.A.
  (Bermuda), Yankee Bonds, 7.00%,
  06/15/28                              550,000        556,737
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-0.85%

Highwoods Properties Inc., Sr.
  Unsec. Notes, 7.50%, 04/15/18         700,000        722,862
--------------------------------------------------------------
Kimco Realty Corp., Medium Term
  Notes, 7.06%, 07/14/09                970,000      1,019,160
--------------------------------------------------------------
Spieker Properties, Unsec. Notes,
  6.75%, 01/15/08                     1,150,000      1,154,886
--------------------------------------------------------------
Weingarten Realty Investment,
  Medium Term Notes, 6.90%,
  11/24/08                              700,000        722,603
--------------------------------------------------------------
                                                     3,619,511
--------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.81%

Dayton Hudson Corp., Unsec. Notes,
  7.50%, 07/15/06                     1,100,000      1,187,714
--------------------------------------------------------------
Federated Department Stores, Unsec.
  Deb., 7.00%, 02/15/28               1,345,000      1,368,174
--------------------------------------------------------------
Neiman Marcus Group, Inc., Deb.,
  7.125%, 06/01/28                      825,000        855,451
--------------------------------------------------------------
                                                     3,411,339
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.28%

Hertz Corp., Sr. Notes, 6.00%,
  02/01/01                            1,200,000      1,195,392
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.24%

BellSouth Telecommunication, Deb,
  5.85%, 11/15/45                     1,000,000      1,005,670
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-0.26%

MCI Communications Corp., Sr.
  Notes, 6.125%, 04/15/02            $1,100,000   $  1,100,473
--------------------------------------------------------------

TELEPHONE-0.47%

GTE Corp.,
  Deb., 10.25%, 11/01/20                790,000        889,761
--------------------------------------------------------------
  Notes, 7.51%, 04/01/09              1,000,000      1,086,850
--------------------------------------------------------------
                                                     1,976,611
--------------------------------------------------------------
    Total Corporate Bonds & Notes
      (Cost $23,439,288)                            24,046,135
--------------------------------------------------------------

ASSET-BACKED SECURITIES-1.16%

CONSUMER FINANCE-1.16%

Delta Funding Home Equity Loan
  Trust, 6.38%, 09/15/26              1,275,000      1,279,208
--------------------------------------------------------------
Green Tree Home Equity Loan Trust,
  6.39%, 07/15/29                       650,000        656,708
--------------------------------------------------------------
IMC Home Equity Loan Trust, 6.71%,
  01/20/12                            1,500,000      1,510,218
--------------------------------------------------------------
Premier Auto Trust, 5.77%, 01/06/02   1,470,000      1,470,096
--------------------------------------------------------------
    Total Asset Backed Securities
      (Cost $4,894,219)                              4,916,280
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-3.34%

FEDERAL HOME LOAN BANK BOARD-0.47%

Deb.
  5.70%, 02/22/00                     2,000,000      1,999,540
--------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.69%

Pass Through Certificates
  6.50%, 08/01/03                       264,599        273,694
--------------------------------------------------------------
  9.00%, 01/01/05 to 08/15/06           852,891        888,598
--------------------------------------------------------------
  6.00%, 03/01/13                     1,471,387      1,458,512
--------------------------------------------------------------
  8.00%, 08/01/17                       294,026        310,103
--------------------------------------------------------------
                                                     2,930,907
--------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  ("FNMA")-1.94%

Pass Through Certificates
  9.00%, 12/01/06                       767,980        803,737
--------------------------------------------------------------
  8.50%, 06/01/07                       731,585        753,072
--------------------------------------------------------------
  6.00%, 04/01/24                     1,848,716      1,814,625
--------------------------------------------------------------
  6.50%, 10/01/27 to 11/01/27         1,787,592      1,782,550
--------------------------------------------------------------
  7.00%, 01/01/28                     2,993,282      3,039,109
--------------------------------------------------------------
                                                     8,193,093
--------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  ("GNMA")-0.24%

Pass Through Certificates
  7.00%, 01/16/07                       987,568        994,634
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost $13,935,093)                 14,118,174
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
U.S. TREASURY SECURITIES-3.77%

U.S. Treasury Notes & Bonds
  5.50%, 11/15/98                    $3,000,000   $  3,001,950
--------------------------------------------------------------
  6.25%, 05/31/99                     2,500,000      2,517,150
--------------------------------------------------------------
  7.50%, 11/15/01                     7,000,000      7,409,360
--------------------------------------------------------------
  7.25%, 08/15/04                     2,300,000      2,504,056
--------------------------------------------------------------
  7.875%, 11/15/04                      450,000        505,557
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $15,948,432)                            15,938,073
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
REPURCHASE AGREEMENT(c)-0.99%

Dean Witter Reynolds, Inc., 6.10%,
  07/01/98(d)                        $4,203,458   $  4,203,458
--------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $4,203,458)                              4,203,458
--------------------------------------------------------------
TOTAL INVESTMENTS-99.79%                           422,436,281
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.21%                    908,844
--------------------------------------------------------------
NET ASSETS-100.00%                                $423,345,125
==============================================================

Abbreviations:

ADR    - American Depositary Receipt
Deb.   - Debentures
Conv.  - Convertible
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/98 was $1,116,125 which represented 0.26% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $351,159,541)                              $422,436,281
---------------------------------------------------------
Cash                                            1,616,416
---------------------------------------------------------
Receivables for:
  Capital stock sold                              506,067
---------------------------------------------------------
  Interest and dividends                        1,993,278
---------------------------------------------------------
  Paydowns                                         44,753
---------------------------------------------------------
Investment for deferred compensation plan           3,426
---------------------------------------------------------
Other assets                                       88,989
---------------------------------------------------------
    Total assets                              426,689,210
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,288,283
---------------------------------------------------------
  Capital stock reacquired                        490,065
---------------------------------------------------------
  Deferred compensation plan                        3,426
---------------------------------------------------------
Accrued advisory fees                             344,288
---------------------------------------------------------
Accrued operating services fees                   183,838
---------------------------------------------------------
Accrued distribution fees                       1,025,808
---------------------------------------------------------
Accrued directors' fees and expenses                8,377
---------------------------------------------------------
    Total liabilities                           3,344,085
---------------------------------------------------------
Net assets applicable to shares outstanding  $423,345,125
=========================================================

NET ASSETS:

Class A                                      $ 17,607,195
=========================================================
Class B                                      $  4,823,184
=========================================================
Class C                                      $400,914,746
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                  100,000,000
---------------------------------------------------------
  Outstanding                                   1,181,226
=========================================================
Class B:
  Authorized                                  100,000,000
---------------------------------------------------------
  Outstanding                                     323,193
=========================================================
Class C:
  Authorized                                  100,000,000
---------------------------------------------------------
  Outstanding                                  26,879,060
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      14.91
=========================================================
  Offering price per share:
    (Net asset value of $14.91
      divided by 94.50%)                     $      15.78
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      14.92
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      14.92
=========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest                                     $ 2,375,330
--------------------------------------------------------
Dividends (net of $182,752 foreign
  withholding tax)                             4,561,988
--------------------------------------------------------
    Total investment income                    6,937,318
--------------------------------------------------------

EXPENSES:

Advisory fees                                  2,045,023
--------------------------------------------------------
Operating services fees                          855,446
--------------------------------------------------------
Distribution fees-Class A                         24,157
--------------------------------------------------------
Distribution fees-Class B                          7,912
--------------------------------------------------------
Distribution fees-Class C                      1,968,093
--------------------------------------------------------
Directors' fees and expenses                       2,573
--------------------------------------------------------
    Total expenses                             4,903,204
--------------------------------------------------------
Less: Fees waived                               (112,659)
--------------------------------------------------------
    Net expenses                               4,790,545
--------------------------------------------------------
Net investment income                          2,146,773
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES:

Net realized gain on sales of investment
  securities                                  17,906,688
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     831,936
--------------------------------------------------------
    Net gain from investment securities       18,738,624
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $20,885,397
========================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  1998            1997
                                                              ------------    ------------
OPERATIONS:
  Net investment income                                       $  2,146,773    $  3,030,247
------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities           17,906,688      28,345,151
------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities             831,936      24,205,999
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        20,885,397      55,581,397
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (118,596)        (54,439)
------------------------------------------------------------------------------------------
  Class B                                                          (10,881)             --
------------------------------------------------------------------------------------------
  Class C                                                       (1,588,619)     (2,620,318)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                               --        (574,586)
------------------------------------------------------------------------------------------
  Class C                                                               --     (29,179,585)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        7,987,924       9,196,237
------------------------------------------------------------------------------------------
  Class B                                                        4,880,108              --
------------------------------------------------------------------------------------------
  Class C                                                        5,439,858      86,678,096
------------------------------------------------------------------------------------------
    Net increase in net assets                                  37,475,191     119,026,802
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          385,869,934     266,843,132
------------------------------------------------------------------------------------------
  End of period                                               $423,345,125    $385,869,934
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $331,462,647    $313,154,757
------------------------------------------------------------------------------------------
  Undistributed net investment income                              908,305         479,628
------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities                                                  19,697,433       1,790,745
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              71,276,740      70,444,804
------------------------------------------------------------------------------------------
                                                              $423,345,125    $385,869,934
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Advisor MultiFlex Fund (the "Fund") is a series portfolio of AIM Advisor Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five diversified portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The new Class B shares commenced sales on March 3, 1998. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Management and Research, Inc. ("IMR") whereby AIM pays IMR an annual rate of 0.35% of the Fund's average daily net assets up to $500 million and 0.25% on the Fund's average daily net assets in excess of $500 million.
  The Company, pursuant to an operating services agreement with AIM, has agreed to pay AIM an annual rate of 0.45% of the Fund's average daily net assets for providing or arranging to provide accounting, legal (except litigation), dividend disbursing, transfer agency, registrar, custodial, shareholder reporting, sub-accounting and recordkeeping services and functions. This agreement provides that AIM pays all fees and expenses associated with these and other functions, including, but not limited to, registration fees, shareholder meeting fees, and proxy statement and shareholder report expenses. During the six months ended June 30, 1998, AIM was paid $749,689 for such services. As of June 1, 1998, AIM has voluntarily agreed to limit the operating services fees to an annual rate of 0.45% of the first $50 million of the Fund's average daily net assets and 0.10% of the Fund's average daily net assets in excess of $50 million. During the period June 1, 1998 through June 30, 1998, AIM voluntarily waived operating services fees in the amount of $105,757.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to

Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to the Class C shares. AIM Distributors has voluntarily agreed to limit the Class A shares plan payments to 0.25% for three years beginning August 4, 1997. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1998, for the Class A and Class C shares and the period March 3, 1998 (date sales commenced) through June 30, 1998 for the Class B shares, the Class A, Class B and Class C shares paid AIM Distributors $17,255, $7,912 and $1,968,093, respectively, as compensation under the Plans. During the six months ended June 30, 1998, AIM Distributors waived fees of $6,902 for the Class A shares.
  AIM Distributors received commissions of $49,986 from sales of Class A shares of the Fund during the six months ended June 30, 1998. Such commissions are not an expense to the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1998, AIM Distributors received commissions of $36,203 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, A I M Fund Services, Inc. and AIM Distributors.
  The combined effect of the advisory agreements, operating services agreement and the distribution plan for the Fund is to place a cap or ceiling on the total expenses of the Fund, other than brokerage commissions, interest, taxes, litigation, directors' fees and expenses, and other extraordinary expenses. AIM has voluntarily agreed to adhere to maximum expense ratios for the Fund. To the extent that the Fund exceeds the amounts, AIM or its affiliates will waive its fees to reimburse the Fund to assure that the Fund's expenses do not exceed the designated maximum amounts except for those items specifically identified above. If, in any calendar quarter, the average net assets of the Fund are less than $100 million, the Fund's expenses shall not exceed 1.80% for Class A and 2.45% for Class C; on the next $400 million of net assets, expenses shall not exceed 1.75% for Class A and 2.40% for Class C; on the next $500 million, expenses shall not exceed 1.70% for Class A and 2.35% for Class C; on the next $1 billion of net assets, expenses shall not exceed 1.65% for Class A and 2.30% for Class C; and on all assets over $2 billion, expenses shall not exceed 1.60% for Class A and 2.25% for Class C.
  During the six months ended June 30, 1998, the Fund paid legal fees of $1,299 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $161,966,944 and $130,626,391, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of investment securities $ 84,689,420
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                     (13,415,748)
-----------------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                               $ 71,273,672
=======================================================================

Cost of investments for tax purposes is $351,162,609.

NOTE 5-CAPITAL STOCK*

Changes in the Fund's capital stock outstanding for the six months ended June 30, 1998 and the year ended December 31, 1997 are as follows:

                                                                      JUNE 30,                   DECEMBER 31,
                                                                        1998                         1997
                                                              -------------------------   --------------------------
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   ------------
Sold:
  Class A                                                        613,355   $  9,032,992       619,395   $  8,916,997
------------------------------------------------              ----------   ------------   -----------   ------------
  Class B**                                                      324,389      4,898,416            --             --
------------------------------------------------              ----------   ------------   -----------   ------------
  Class C                                                      2,646,926     39,146,255     6,751,442     95,937,310
------------------------------------------------              ----------   ------------   -----------   ------------
Issued as reinvestment of dividends:
  Class A                                                          7,584        110,439        44,119        616,050
------------------------------------------------              ----------   ------------   -----------   ------------
  Class B**                                                          687          9,886            --             --
------------------------------------------------              ----------   ------------   -----------   ------------
  Class C                                                         99,538      1,451,486     2,197,213     30,337,244
------------------------------------------------              ----------   ------------   -----------   ------------
Reacquired:
  Class A                                                        (77,925)    (1,155,507)      (25,302)      (336,810)
------------------------------------------------              ----------   ------------   -----------   ------------
  Class B**                                                       (1,883)       (28,194)           --             --
------------------------------------------------              ----------   ------------   -----------   ------------
  Class C                                                     (2,374,274)   (35,157,883)   (2,756,585)   (39,596,458)
------------------------------------------------              ----------   ------------   -----------   ------------
                                                               1,238,397   $ 18,307,890     6,830,282   $ 95,874,333
================================================              ==========   ============   ===========   ============

 * Shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
** Class B shares commenced sales on March 3, 1998.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997, for a share of Class B capital stock outstanding during the period March 3, 1998 (date sales commenced) through June 30, 1998 and for a share of Class C capital stock outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997 and the period November 17, 1993 (date operations commenced) through December 31, 1993.

                                                                     CLASS A(a)           CLASS B
                                                              ------------------------    --------
                                                              JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                1998        1997(b)         1998
                                                              --------    ------------    --------
Net asset value, beginning of period                          $ 14.21       $ 13.14       $ 14.79
------------------------------------------------------------  -------       -------       -------
Income from investment operations:
  Net investment income                                          0.13(c)       0.23          0.06(c)
------------------------------------------------------------  -------       -------       -------
  Net gains on securities (both realized and unrealized)         0.68          2.26          0.13
------------------------------------------------------------  -------       -------       -------
    Total from investment operations                             0.81          2.49          0.19
------------------------------------------------------------  -------       -------       -------
Less distributions:
  Dividends from net investment income                          (0.11)        (0.22)        (0.06)
------------------------------------------------------------  -------       -------       -------
  Distributions from net realized gains                            --         (1.20)           --
------------------------------------------------------------  -------       -------       -------
    Total distributions                                         (0.11)        (1.42)        (0.06)
------------------------------------------------------------  -------       -------       -------
Net asset value, end of period                                $ 14.91       $ 14.21       $ 14.92
============================================================  =======       =======       =======
Total return(d)                                                  5.75%        19.40%         1.29%
============================================================  =======       =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,607       $ 9,066       $ 4,823
============================================================  =======       =======       =======
Ratio of expenses to average net assets(e)                       1.61%(f)      1.67%         2.37%(f)
============================================================  =======       =======       =======
Ratio of net investment income to average net assets(g)          1.91%(f)      1.67%         1.15%(f)
============================================================  =======       =======       =======
Portfolio turnover rate                                            33%           62%           33%
============================================================  =======       =======       =======
Average brokerage commission rate(h)                          $0.0564       $0.0592       $0.0564
============================================================  =======       =======       =======

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.

(b) The Fund changed investment advisors on August 4, 1997.

(c) Calculated using average shares outstanding.

(d) Does not deduct sales charges and are not annualized for periods less than one year.

(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.76% (annualized) and 1.77% for 1998-1997 for Class A and 2.42% (annualized) for 1998 for Class B.

(f) Ratios are annualized and based on average net assets of $13,918,151 and $2,406,557 for Class A and Class B, respectively.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.76% (annualized) and 1.57% for 1998-1997 for Class A and 1.10% (annualized) for 1998 for Class B.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

                                                                                         CLASS C(a)
                                                              ----------------------------------------------------------------
                                                                                             DECEMBER 31,
                                                              JUNE 30,   -----------------------------------------------------
                                                                1998     1997(b)       1996       1995       1994       1993
                                                              --------   --------    --------   --------   --------   --------
Net asset value, beginning of period                          $  14.22   $  13.14    $  11.68   $   9.78   $  10.04   $  10.00
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
Income from investment operations:
  Net investment income                                           0.08(c)    0.13        0.14       0.16       0.16       0.01
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.68       2.26        1.83       1.94      (0.26)      0.04
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
    Total from investment operations                              0.76       2.39        1.97       2.10      (0.10)      0.05
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                           (0.06)     (0.11)      (0.13)     (0.16)     (0.16)     (0.01)
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
  Distributions from net realized gains                            --       (1.20)      (0.38)     (0.04)        --         --
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
    Total distributions                                          (0.06)     (1.31)      (0.51)     (0.20)     (0.16)     (0.01)
------------------------------------------------------------  --------   --------    --------   --------   --------   --------
Net asset value, end of period                                $  14.92   $  14.22    $  13.14   $  11.68   $   9.78   $  10.04
============================================================  ========   ========    ========   ========   ========   ========
Total return(d)                                                   5.35%     18.55%      17.03%     21.58%     (1.02)%     0.46%
============================================================  ========   ========    ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $400,915   $376,804    $266,843   $174,592   $120,220   $ 12,241
============================================================  ========   ========    ========   ========   ========   ========
Ratio of expenses to average net assets(e)                        2.37%(f)   2.42%       2.45%      2.50%      2.49%      2.50%(g)
============================================================  ========   ========    ========   ========   ========   ========
Ratio of net investment income to average net assets(h)           1.15%(f)   0.92%       1.16%      1.53%      2.01%      1.09%(g)
============================================================  ========   ========    ========   ========   ========   ========
Portfolio turnover rate                                             33%        62%         62%        50%        81%        53%
============================================================  ========   ========    ========   ========   ========   ========
Average brokerage commission rate(i)                          $ 0.0564   $ 0.0592    $ 0.0577        N/A        N/A        N/A
============================================================  ========   ========    ========   ========   ========   ========

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.

(b) The Fund changed investment advisors on August 4, 1997.

(c) Calculated using average shares outstanding.

(d) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.

(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.42% (annualized).

(f) Ratios are annualized and based on average net assets of $396,880,574.

(g) Annualized.

(h) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 1.10% (annualized).

(i) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                            Directors & Officers


BOARD OF DIRECTORS                               OFFICERS                                      OFFICE OF THE FUND
Charles T. Bauer                                 Charles T. Bauer                              11 Greenway Plaza
Chairman                                         Chairman                                      Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                                     INVESTMENT ADVISOR
Director
ACE Limited;                                     John J. Arthur                                A I M Advisors, Inc.
Formerly Director, President, and                Senior Vice President and Treasurer           11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                               Carol F. Relihan                              Houston, TX 77046
                                                 Senior Vice President and Secretary
Owen Daly II                                                                                   SUB-ADVISOR
Director                                         Gary T. Crum
Cortland Trust Inc.                              Senior Vice President                         INVESCO Management & Research, Inc.
                                                                                               101 Federal Street
Edward K. Dunn Jr.                               Dana R. Sutton                                Boston, MA 02110
Chairman, Mercantile Mortgage Corp.;             Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                          TRANSFER AGENT
Mercantile-Safe Deposit & Trust Co.; and         Robert G. Alley
President, Mercantile Bankshares                 Vice President                                A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Jack Fields                                      Stuart W. Coco                                Houston, TX 77210-4739
Chief Executive Officer                          Vice President
Texana Global, Inc.;                                                                           CUSTODIAN
Formerly Member                                  Melville B. Cox
of the U.S. House of Representatives             Vice President                                State Street Bank and Trust Company
                                                                                               225 Franklin Street
Carl Frischling                                  Karen Dunn Kelley                             Boston, MA 02110
Partner                                          Vice President
Kramer, Levin, Naftalis & Frankel                                                              COUNSEL TO THE FUND
                                                 Jonathan C. Schoolar
Robert H. Graham                                 Vice President                                Ballard Spahr
President and Chief Executive Officer                                                          Andrews & Ingersoll, LLP
A I M Management Group Inc.                      Renee A. Friedli                              1735 Market Street
                                                 Assistant Secretary                           Philadelphia, PA 19103
Lewis F. Pennock
Attorney                                         P. Michelle Grace                             COUNSEL TO THE DIRECTORS
                                                 Assistant Secretary
Ian W. Robinson                                                                                Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                   Jeffrey H. Kupor                              919 Third Avenue
Vice President and                               Assistant Secretary                           New York, NY 10022
Chief Financial Officer
Bell Atlantic Management                         Nancy L. Martin                               DISTRIBUTOR
Services, Inc.                                   Assistant Secretary
                                                                                               A I M Distributors, Inc.
Louis S. Sklar                                   Ofelia M. Mayo                                11 Greenway Plaza
Executive Vice President                         Assistant Secretary                           Suite 100
Hines Interests                                                                                Houston, TX 77046
Limited Partnership                              Lisa A. Moss
                                                 Assistant Secretary

                                                 Kathleen J. Pflueger
                                                 Assistant Secretary

                                                 Samuel D. Sirko
                                                 Assistant Secretary

                                                 Stephen I. Winer
                                                 Assistant Secretary

                                                 Mary J. Benson
                                                 Assistant Treasurer



                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds.


o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.


                 ----------------------------------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                                for 24-hour-a-day

                              account information.

                 ----------------------------------------------

                                 The AIM Family of Funds--Registered Trademark--

                                          GROWTH FUNDS                             INTERNATIONAL GROWTH FUNDS

        [PHOTO OF                         AIM Aggressive Growth Fund(1)            AIM Advisor International Value Fund
    11 GREENWAY PLAZA                     AIM Blue Chip Fund                       AIM Asian Growth Fund
     APPEARS HERE]                        AIM Capital Development Fund             AIM Developing Markets Fund(2)
                                          AIM Constellation Fund                   AIM Emerging Markets Fund(2)
                                          AIM Mid Cap Growth Fund(2)               AIM Europe Growth Fund(2)
                                          AIM Select Growth Fund(3)                AIM European Development Fund
                                          AIM Small Cap Equity Fund(2)             AIM International Equity Fund
                                          AIM Small Cap Opportunities Fund         AIM International Growth Fund(2)
                                          AIM Value Fund                           AIM Japan Growth Fund(2)
                                          AIM Weingarten Fund                      AIM Latin American Growth Fund(2)
                                                                                   AIM New Pacific Growth Fund(2)
                                          GROWTH & INCOME FUNDS
                                                                                   GLOBAL GROWTH FUNDS
                                          AIM Advisor Flex Fund
                                          AIM Advisor Large Cap Value Fund         AIM Global Aggressive Growth Fund
                                          AIM Advisor MultiFlex Fund               AIM Global Growth Fund
                                          AIM Advisor Real Estate Fund             AIM Worldwide Growth Fund(2)
                                          AIM America Value Fund(2)
                                          AIM Balanced Fund                        GLOBAL GROWTH & INCOME FUNDS
                                          AIM Charter Fund
                                                                                   AIM Global Growth & Income Fund(2)
                                                                                   AIM Global Utilities Fund
                                          INCOME FUNDS

                                          AIM Floating Rate Fund(2)                GLOBAL INCOME FUNDS
                                          AIM High Yield Fund
                                          AIM Global Government Income Fund(2)     AIM Global High Income Fund(2)
                                          AIM Income Fund                          AIM Global Income Fund
                                          AIM Intermediate Government Fund         AIM Strategic Income Fund(2)
                                          AIM Limited Maturity Treasury Fund

                                          TAX-FREE INCOME FUNDS                    THEME FUNDS

                                          AIM High Income Municipal Fund           AIM Global Consumer Products and Services Fund(2)
                                          AIM Municipal Bond Fund                  AIM Global Financial Services Fund(2)
                                          AIM Tax-Exempt Bond Fund of Connecticut  AIM Global Health Care Fund(2)
                                          AIM Tax-Free Intermediate Fund           AIM Global Infrastructure Fund(2)
                                                                                   AIM Global Resources Fund(2)
                                          MONEY MARKET FUNDS                       AIM Global Telecommunications Fund(2)
                                                                                   AIM New Dimension Fund(2)
                                          AIM Dollar Fund(2)
                                          AIM Money Market Fund
                                          AIM Tax-Exempt Cash Fund

(1) AIM Aggressive Growth Fund was closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds.
(3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998. The AIM Family of Funds--Registered Trademark--is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.


INVEST WITH DISCIPLINE(SM)